Summary of changes in lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureLeaseliabilitiesLineItems [Line Items]
Balance at ending	$ 23,043	$ 21,650
Remeasurement / new contracts	6,129
Payment of principal and interest	(5,827)
Interest expenses	1,233
Foreign exchange gains and losses	1,439
Cumulative translation adjustment	(1,582)
Transfers	1
BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Balance at ending	4,604	4,340
Remeasurement / new contracts	1,655
Payment of principal and interest	(1,560)
Interest expenses	243
Foreign exchange gains and losses	151
Cumulative translation adjustment	(272)
Transfers	47
Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Balance at ending	18,439	$ 17,310
Remeasurement / new contracts	4,474
Payment of principal and interest	(4,267)
Interest expenses	990
Foreign exchange gains and losses	1,288
Cumulative translation adjustment	(1,310)
Transfers	$ (46)